UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

Investment Company Act file number 811-3807

SunAmerica Money Market Funds, Inc.

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Item 1. Schedule of Investments.

SunAmerica Money Market Fund

PORTFOLIO OF INVESTMENTS - March 31, 2012 (unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES — 88.0%
Certificates of Deposit — 21.1%
Citibank NA 0.20% due 04/02/2012	$14,600,000	$14,600,000
Deutsche Bank AG NY FRS 0.47% due 03/15/2013	13,000,000	13,000,000
Nordea Bank Finland PLC NY 0.40% due 05/21/2012	13,300,000	13,300,181
Nordea Bank Finland PLC NY FRS 0.87% due 09/13/2012	14,750,000	14,777,489
Rabobank Nederland NY 0.51% due 04/26/2012	13,400,000	13,400,000
Rabobank Nederland NY FRS 0.61% due 11/09/2012	15,630,000	15,630,000
Royal Bank of Canada NY FRS 0.34% due 06/18/2012	12,000,000	12,000,000
Royal Bank of Canada NY 0.55% due 11/07/2012	750,000	750,679
Royal Bank of Canada NY FRS 0.59% due 07/09/2012	17,750,000	17,750,883
Svenska Handelsbanken NY 0.27% due 05/02/2012	12,500,000	12,500,052
UBS AG Stamford CT 0.24% due 05/07/2012	13,250,000	13,250,000

Total Certificates of Deposit (amortized cost $140,959,284)		140,959,284

Commercial Paper — 3.9%
State Street Corp. 0.16% due 05/08/2012	13,250,000	13,247,880
UBS Finance Delaware LLC 0.40% due 06/04/2012	13,000,000	12,990,900

Total Commercial Paper (amortized cost $26,238,780)		26,238,780

U.S. Corporate Bond & Notes — 5.7%
Bank of America NA 0.31% due 04/25/2012	12,900,000	12,900,000
Bank of America NA 0.45% due 06/11/2012	13,150,000	13,150,000
Citigroup Funding, Inc. FRS FDIC Guar. Notes 0.63% due 07/12/2012	4,530,000	4,535,252
JPMorgan Chase & Co. 5.38% due 10/01/2012	7,000,000	7,169,261

Total U.S. Corporate Bonds & Notes (amortized cost $37,754,513)		37,754,513

Medium Term Notes — 3.4%
General Electric Capital Corp. FRS 0.68% due 11/01/2012	1,570,000	1,572,214
General Electric Capital Corp. FRS 0.70% due 04/10/2012	12,755,000	12,755,356
General Electric Capital Corp. FRS 0.73% due 07/27/2012	7,050,000	7,054,481
General Electric Capital Corp. 3.50% due 08/13/2012	900,000	910,192

Total Medium Term Notes (amortized cost $22,292,243)		22,292,243

U.S. Government Agencies — 50.9%
Agency for International Development Panama FRS 0.57% due 05/15/2015	962,959	963,979
Federal Farm Credit Bank
0.07% due 04/06/2012	13,000,000	12,999,899
0.07% due 08/24/2012	3,400,000	3,399,048
0.09% due 05/29/2012	8,250,000	8,248,824
0.19% due 01/28/2013	5,200,000	5,191,739
Federal Farm Credit Bank FRS
0.19% due 09/24/2012	2,980,000	2,980,427
0.22% due 10/19/2012	13,000,000	12,999,290
0.22% due 02/11/2013	28,000,000	28,000,000
0.23% due 08/17/2012	4,000,000	3,999,848
0.24% due 03/06/2013	7,790,000	7,791,807
0.25% due 11/13/2012	10,000,000	10,003,147
0.26% due 05/23/2012	10,400,000	10,400,885
Federal Home Loan Bank
0.06% due 05/22/2012	6,170,000	6,169,486
0.07% due 04/27/2012	6,170,000	6,169,700
0.08% due 04/16/2012	6,000,000	5,999,813
0.09% due 04/13/2012	5,400,000	5,399,852
0.10% due 05/16/2012	6,700,000	6,699,181
0.10% due 05/30/2012	6,750,000	6,748,912
0.11% due 08/01/2012	4,400,000	4,398,373
0.12% due 06/25/2012	19,400,000	19,394,568
0.13% due 07/27/2012	2,650,000	2,648,890
0.18% due 02/15/2013	8,150,000	8,147,656
0.19% due 10/03/2012	5,289,000	5,283,864
Federal Home Loan Bank FRS
0.18% due 11/01/2012	5,310,000	5,311,630
0.19% due 07/13/2012	12,400,000	12,399,827
Federal Home Loan Mtg. Corp.
0.07% due 06/04/2012	6,875,000	6,874,158
0.09% due 05/25/2012	6,700,000	6,699,112
0.12% due 06/20/2012	7,790,000	7,787,949
0.13% due 07/16/2012	7,790,000	7,787,046
0.16% due 04/27/2012	7,550,000	7,549,161
1.13% due 07/27/2012	12,900,000	12,940,932
Federal Home Loan Mtg. Corp. FRS
0.19% due 02/04/2013	4,820,000	4,822,467
0.19% due 05/16/2013	2,300,000	2,300,000
0.20% due 08/10/2012	12,830,000	12,828,857
0.27% due 10/12/2012	2,000,000	2,000,423
Federal National Mtg. Assoc.
0.06% due 05/07/2012	6,500,000	6,499,621
0.06% due 05/21/2012	6,670,000	6,669,455
0.07% due 06/18/2012	3,250,000	3,249,513
0.08% due 06/18/2012	5,000,000	4,999,145
0.08% due 04/02/2012	12,500,000	12,500,000
0.13% due 07/05/2012	12,300,000	12,295,825
Federal National Mtg. Assoc. FRS
0.23% due 07/26/2012	2,000,000	2,000,777
0.43% due 12/20/2012	18,450,000	18,490,645

Total U.S. Government Agencies (amortized cost $340,045,731)		340,045,731

U.S. Government Treasuries — 3.0%
United States Treasury Bills 0.01% due 04/05/2012	15,000,000	14,999,988
United States Treasury Notes 1.88% due 06/15/2012	4,910,000	4,926,335

Total U.S. Government Treasuries (amortized cost $19,926,323)		19,926,323

Total Short-Term Investment Securities — 88.0% (amortized cost $587,216,874)		587,216,874

REPURCHASE AGREEMENT — 14.0%
UBS Securities LLC Joint Repurchase Agreement(1) (cost $93,723,000)	93,723,000	93,723,000

TOTAL INVESTMENTS — (amortized cost $680,939,874) (2)	102.0%	680,939,874
Liabilities in excess of other assets	(2.0)	(13,302,155)

NET ASSETS	100.0%	$667,637,719

(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	At March 31, 2012, the cost of securities for federal income tax purposes was the same for book purposes.

FDIC - Federal Deposit Insurance Corp.

FRS - Floating Rate Security

The rates shown on FRS are the current interest rates at March 31, 2012 and unless noted otherwise, the dates shown are the original maturity dates

Industry Allocation*

U.S. Government Agencies	50.9%
Repurchase Agreements	14.0
Foreign Banks	8.0
Money Center Banks	7.4
Diversified Financial Services	4.9
Commercial Banks-Canadian	4.6
Super-Regional Banks-US	3.9
Finance	3.3
U.S. Government Treasuries	3.0
Commercial Banks	2.0

102.0%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Short-Term Investment Securities:
Certificates of Deposit	$—	$140,959,284	$—	$140,959,284
Commercial Paper	—	26,238,780	—	26,238,780
U.S. Corporate Bonds & Notes	—	37,754,513	—	37,754,513
Medium Term Notes	—	22,292,243	—	22,292,243
U.S. Government Agencies	—	340,045,731	—	340,045,731
U.S. Government Treasuries	—	19,926,323	—	19,926,323
Repurchase Agreement	—	93,723,000	—	93,723,000

Total	$—	$680,939,874	$—	$680,939,874

The Fund’s policy is to recognize transfers in and transfers out as of the end of the period. There were no transfers between levels.

See Notes to Portfolio of Investments

SunAmerica Money Market Funds, Inc.

NOTES TO PORTFOLIO OF INVESTMENTS – March 31, 2012 – (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1- Unadjusted quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.).

Level 3 - Significant unobservable inputs (includes inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Fund’s net assets as of March 31, 2012 are reported on a schedule following the Portfolio of Investments.

Portfolio securities are valued at amortized cost, which approximates market value, and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization/accretion to maturity of any discount or premium. In accordance with rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Corporation’s Board of Directors (“Board”) has adopted procedures intended to stabilize the Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “Shadow Pricing”. For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Securities for which market quotations are not readily available and securities for which a development/significant event occurs that may significantly impact the value of the security are valued as determined in good faith pursuant to procedures adopted by the Board and are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Repurchase Agreements

As of March 31, 2012, the following fund held an undivided interest in the joint repurchase agreement with UBS Securities LLC:

Fund	Percentage Ownership	Principal Amount
Money Market	37.49%	$93,723,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities LLC, dated March 30, 2012, bearing interest at a rate of 0.03% per annum, with a principal amount of $250,000,000, a repurchase price of $250,000,625, and a maturity date of April 2, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Inflation Indexed Notes	2.00%	4/15/2012	$75,000,000	$84,656,250
U.S. Treasury Inflation Indexed Bonds	1.88	7/15/2013	75,000,000	97,687,500
U.S. Treasury Inflation Indexed Bonds	1.88	7/15/2019	57,266,400	72,656,745

ADDITIONAL INFORMATION

Additional information is available in the Fund’s Annual and Semi annual reports, which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Money Market Funds, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: May 30, 2012

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: May 30, 2012